Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth the compensation for our former CEO and interim CEO (also referred to as “PEO”) and the average compensation for our other NEOs, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of 2025,
2024, 2023, 2022 and 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, Net Income and Free Cash Flow.

Pay Versus Performance

							Value of Initial Fixed $100 Investment Based On:

Year	Summary Compensati on Table Total for Prior PEO (Rawlinson) ($)(1)	Compensation Actually Paid to Prior PEO (Rawlinson) ($)(1)(4)	Summary Compensat ion Table Total for Current PEO (Winterhoff) ($)(1)	Compensat ion Actually Paid to Current PEO (Winterhoff) ($)(1)(4)	Average Summary Compensa tion Table Total for Non- PEO Named Executive Officers ($)(1)	Average Compensati on Actually Paid to Non-PEO Named Executive Officers ($)(1)(4)	Total Share holder Retur n ($)	Peer Group Total Shareh older Return ($)(2)	Net Income (in Thousands) ($)	Free Cash Flow (in Thousands) ($)(3)

2025	3,473,069	(399,922)	9,708,987	(278,597)	6,895,268	972,013	4.36	237.09	(2,698,051)	(3,800,070)

2024	1,490,490	(6,467,228)	—	—	5,869,874	3,898,596	12.45	224.42	(2,713,942)	(2,903,515)

2023	6,837,213	(13,293,519)	—	—	8,544,858	3,677,588	17.36	162.40	(2,828,420)	(3,400,397)

2022	596,430	(643,851,664)	—	—	5,756,135	(29,632,802)	28.16	79.05	(1,304,460)	(3,301,110)

2021	565,591,512	1,148,791,229	—	—	21,230,163	55,097,849	156.91	109.93	(2,579,761)	(1,479,353)

Company Selected Measure Name			Free Cash Flow
Named Executive Officers, Footnote	(1) Mr. Rawlinson served as our PEO from fiscal year 2021 to February 2025, and Mr. Winterhoff served as our PEO beginning in February 2025. For 2025, our non-PEO NEOs included
Messrs. Boussaid, Dhingra, and Bach. For 2024, our non-PEO NEOs included Messrs. Dhingra, Winterhoff, Bach and Bell. For 2023, our non-PEO NEOs included Messrs. Dhingra,
Winterhoff, Bach and Bell and Sherry House and for 2022 and 2021, our non-PEO NEOs included Messrs. Bach and Bell and Ms. House.

Peer Group Issuers, Footnote	(2) The Peer Group TSR set forth in this table utilizes the 20 largest public companies sharing the same SIC code as us, which is SIC code 3711, “Motor Vehicles and Passenger Car
Bodies” (“Motor Vehicles and Passenger Car Bodies Public Company Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting July 23, 2021, through the end of the listed year in the
Company and in the Motor Vehicles and Passenger Car Bodies Public Company Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote	4) The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2025:

	Prior PEO 2025 ($)	Current PEO 2025 ($)	Non-PEOs 2025 ($)

Summary Compensation Total	3,473,069	9,708,987	6,895,268

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	2,058,676	7,720,693	4,946,183

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	711,118	2,444,587	1,172,594

Plus Fair Value as of the Vesting Date for Awards Granted in the Covered Year and Vested in the Covered Year	—	838,670	690,438

Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards Granted from Prior Years	(1,455)	(3,979,025)	(382,932)

Change in Fair Value as of Vesting Date of Awards Granted from Prior Years that Vested in the Covered Year	(2,523,978)	(1,571,123)	(540,461)

Less Fair Value of Awards Forfeited during the Covered Year	—	—	(1,916,711)

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—

Less Aggregate Change in Actuarial Present Value of Benefit Accumulated Benefit Under Pension Plans	—	—	—

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—

Compensation Actually Paid	(399,922)	(278,597)	972,013

Non-PEO NEO Average Total Compensation Amount			$ 6,895,268	$ 5,869,874	$ 8,544,858	$ 5,756,135	$ 21,230,163
Non-PEO NEO Average Compensation Actually Paid Amount			$ 972,013	3,898,596	3,677,588	(29,632,802)	55,097,849
Adjustment to Non-PEO NEO Compensation Footnote	(4) The following table shows the adjustments from the Summary Compensation Table total compensation to calculate the “compensation actually paid” to our PEO and Non-PEO NEOs in accordance with the Pay Versus Performance Rules in 2025:

	Prior PEO 2025 ($)	Current PEO 2025 ($)	Non-PEOs 2025 ($)

Summary Compensation Total	3,473,069	9,708,987	6,895,268

Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	2,058,676	7,720,693	4,946,183

Plus Fiscal Year-End Fair Value for Awards Granted in the Covered Year and Outstanding at Fiscal Year-End	711,118	2,444,587	1,172,594

Plus Fair Value as of the Vesting Date for Awards Granted in the Covered Year and Vested in the Covered Year	—	838,670	690,438

Change in Fiscal Year-End Fair Values of Outstanding Unvested Awards Granted from Prior Years	(1,455)	(3,979,025)	(382,932)

Change in Fair Value as of Vesting Date of Awards Granted from Prior Years that Vested in the Covered Year	(2,523,978)	(1,571,123)	(540,461)

Less Fair Value of Awards Forfeited during the Covered Year	—	—	(1,916,711)

Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—

Less Aggregate Change in Actuarial Present Value of Benefit Accumulated Benefit Under Pension Plans	—	—	—

Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—

Compensation Actually Paid	(399,922)	(278,597)	972,013

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The Company used only the two financial performance measures set forth below to link Compensation Actually Paid to our
NEOs for fiscal 2025 to Company performance.

Performance Measures

Free Cash Flow

Gross Margin

Total Shareholder Return Amount			$ 4.36	12.45	17.36	28.16	156.91
Peer Group Total Shareholder Return Amount			237.09	224.42	162.40	79.05	109.93
Net Income (Loss)			$ (2,698,051,000)	$ (2,713,942,000)	$ (2,828,420,000)	$ (1,304,460,000)	$ (2,579,761,000)
Company Selected Measure Amount			(3,800,070,000)	(2,903,515,000)	(3,400,397,000)	(3,301,110,000)	(1,479,353,000)
PEO Name	Mr. Rawlinson	Mr. Winterhoff		Mr. Rawlinson	Mr. Rawlinson	Mr. Rawlinson	Mr. Rawlinson
Additional 402(v) Disclosure	The following are graphical descriptions of the relationships between compensation actually paid to our NEOs versus our cumulative TSR, Net Income, and Free Cash Flow, and between our cumulative TSR and our peer group’s cumulative TSR, for the periods covered in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description			(3) Free Cash Flow is not a financial measure prepared in accordance with GAAP. For information on how we compute these non-GAAP financial measures and a reconciliation to the most directly comparable financial measures prepared in accordance with GAAP, please refer to “Annex B: Reconciliation of Non-GAAP Financial Measures” in this Proxy Statement.
Measure:: 2
Pay vs Performance Disclosure
Name			Gross Margin
Rawlinson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,473,069	$ 1,490,490	$ 6,837,213	$ 596,430	$ 565,591,512
PEO Actually Paid Compensation Amount			(399,922)	$ (6,467,228)	$ (13,293,519)	$ (643,851,664)	$ 1,148,791,229
Winterhoff [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,708,987
PEO Actually Paid Compensation Amount			(278,597)
PEO | Rawlinson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rawlinson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rawlinson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,058,676)
PEO | Rawlinson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			711,118
PEO | Rawlinson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,455)
PEO | Rawlinson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rawlinson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,523,978)
PEO | Rawlinson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Rawlinson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Winterhoff [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Winterhoff [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Winterhoff [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,720,693)
PEO | Winterhoff [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,444,587
PEO | Winterhoff [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,979,025)
PEO | Winterhoff [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			838,670
PEO | Winterhoff [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,571,123)
PEO | Winterhoff [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Winterhoff [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,946,183)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,172,594
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(382,932)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			690,438
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(540,461)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,916,711)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0